Mar. 01, 2019

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statement of Additional Information for Class A, Class C, Class I, Class I2 and Class T2 Shares

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Transamerica Capital Growth

Effective as of October 18, 2019, the management fee schedule, sub-advisory fee schedule and expense limitation arrangement will be revised as described herein.

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Class	A	C	I	I2	T2
Management fees[1]	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.25%
Other expenses	0.18%	0.17%	0.18%	0.07%	0.06%

Total annual fund operating expenses	1.13%	1.87%	0.88%	0.77%	1.01%

[1]	Management fees have been restated to reflect a reduction in management fees effective October 18, 2019.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$659	$889	$1,138	$1,849
Class C	$290	$588	$1,011	$2,190
Class I	$90	$281	$488	$1,084
Class I2	$79	$246	$428	$954
Class T2	$400	$612	$841	$1,499

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$659	$889	$1,138	$1,849
Class C	$190	$588	$1,011	$2,190
Class I	$90	$281	$488	$1,084
Class I2	$79	$246	$428	$954
Class T2	$400	$612	$841	$1,499

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Investors Should Retain this Supplement for Future Reference

October 18, 2019